CONSOLIDATED STATEMENTS OF EQUITY (DEFICIENCY) (CAD) In Millions, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Total	Predecessor [Member] Common Stock [Member]	Predecessor [Member] Additional Paid-In Capital [Member]	Predecessor [Member] Retained Earnings [Member]	Predecessor [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Predecessor [Member] Noncontrolling Interest [Member]	Predecessor [Member]
Balance at Dec. 31, 2007
Net earnings (loss)												(219.0)
Balance at Dec. 31, 2008												806.60
Net earnings (loss)												(5.6)
Balance at Dec. 31, 2009							1,035.00	16.40	(185.10)	(52.70)	(18.00)	795.60
Balance (in shares) at Dec. 31, 2009							381,753,490
Stock option compensation expense							0	0.2	0	0	0	0.2
Net earnings (loss)							0	0	(396.9)	0	(1.3)	(398.2)
Distributions to non-controlling interest							0	0	0	0	(0.9)	(0.9)
Other comprehensive income (loss), net of tax							0	0	0	6.6	0.1	6.7
Balance at Dec. 31, 2010							1,035.00	16.60	(582.00)	(46.10)	(20.10)	403.40
Balance (in shares) at Dec. 31, 2010							381,753,490
Stock option compensation expense							0	0.2	0	0	0	0.2
Net earnings (loss)							0	0	(974.0)	0	(2.6)	(976.6)
Distributions to non-controlling interest							0	0	0	0	(1.0)	(1.0)
Other comprehensive income (loss), net of tax							0	0	0	(43.3)	0	(43.3)
Common shares issued							0.2	(0.2)	0	0	0	0
Common shares issued (in shares)							146,960
Balance at Dec. 31, 2011							1,035.20	16.60	(1,556.00)	(89.40)	(23.70)	(617.30)
Balance (in shares) at Dec. 31, 2011							381,900,450
Stock option compensation expense							0	0.1	0	0	0	0.1
Net earnings (loss)							0	0	618.4	0	31.9	650.3
Distributions to non-controlling interest							0	0	0	0	(0.3)	(0.3)
Other comprehensive income (loss), net of tax							0	0	0	(24.7)	0	(24.7)
Common shares issued							144.9	0	0	0	0	144.9
Common shares issued (in shares)							14,400,000
Cancellation of Predecessor equity (deficiency)							(1,035.2)	(16.7)	937.6	114.1	0	(0.2)
Cancellation of Predecessor equity (deficiency) (in shares)							(381,900,450)
Balance at Sep. 30, 2012	144.90	0	0	0	7.90	152.80
Balance (in shares) at Sep. 30, 2012	14,400,000
Net earnings (loss)	0	0	(35.2)	0	(1.5)	(36.7)
Distributions to non-controlling interest	0	0	0	0	(0.1)	(0.1)
Other comprehensive income (loss), net of tax	0	0	0	6.6	0	6.6
Common shares issued	0	0	0	0	0	0
Common shares issued (in shares)	127,571
Balance at Dec. 31, 2012	144.90	0	(35.20)	6.60	6.30	122.60
Balance (in shares) at Dec. 31, 2012	14,527,571